Leases liabilities- Summary of Leases liabilities (Parenthetical) (Detail) - USD ($)			12 Months Ended
	Mar. 01, 2023	Feb. 17, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	[1]
Disclosure of Lease Liabilities [Abstract]
Termination Of Leases Operating Lease Right Of Use Liability		$ 799
Termination Of Leases Operating Lease Right Of Use Assets		920
Gain on lease termination		$ 121,000	$ 121,000	$ 0	$ 0
Right Of Use Asset Obtained In Exchange For Operating Lease Liability	$ 326

[1]	The company voluntarily changed its accounting policy to classify interest paid and received as part of operating activities, see Note 1.